Employee benefits - Summary of Defined Benefit Pension Plans (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Defined benefit obligation	€ 14,129	€ 10,412
Fair value of plan assets	(13,086)	(10,215)
Net defined benefit liability	€ 1,043	€ 197